Lithium Extraction Technology Asset Purchase and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Lithium Extraction Technology Asset Purchase And Intangible Assets
Schedule of Intangible Assets

				Weighted Average Remaining
	Gross Assets	Accumulated Amortization	Net Assets	Life (Years)
Intellectual property	$9,276	$(6,557)	$2,719	2.9
Patents	11	(2)	9	15.9
	$9,287	$(6,559)	$2,728

The Company’s intangible assets as of March 31, 2025, are as follows (in thousands):

				Weighted Average Remaining
	Gross Assets	Accumulated Amortization	Net Assets	Life (Years)
Intellectual property	$9,276	$(6,019)	$3,257	3.5
Patents	11	(2)	9	16.5
	$9,287	$(6,021)	$3,266

	Gross	Accumulated	Net	Weighted Average Remaining
	Assets	Amortization	Assets	Life (Years)
Intellectual property	$9,276	$(6,019)	$3,257	3.5
Patents	11	(2)	9	16.5
	$9,287	$(6,021)	$3,266

The Company’s intangible assets as of March 31, 2024, are as follows (in thousands):

	Gross	Accumulated	Net	Weighted Average Remaining
	Assets	Amortization	Assets	Life (Years)
Intellectual property	$9,276	$(4,945)	$4,331	4.5
Patents	11	(1)	10	17.5
	$9,287	$(4,946)	$4,341